WARRANT DERIVATIVE LIABILITY (Details) - Summary of warrant derivative $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($) shares
Summary Of Warrant Derivative Abstract
Number of Warrants Outstanding, Beginning | shares	18,955,281
Fair Value of Warrant Derivative, Beginning | $	$ 4,930
Items that were classified to net loss:
Number of Warrants Outstanding, Change in fair value | shares
Fair Value of Warrant Derivative, Change in fair value | $	$ (4,891)
Number of Warrants Outstanding, Ending | shares	17,945,660
Fair Value of Warrant Derivative, Ending | $	$ 39
Number of Warrants Outstanding, Expired | shares	(1,009,444)
Fair Value of Warrant Derivative, Expired | $
Number of Warrants Outstanding, Exercised | shares	(177)
Fair Value of Warrant Derivative, Exercised | $